Payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 1,222	$ 2,044
Accrued research and development costs	127	340
Salaries, employment taxes and benefits	390	156
Current portion of onerous contract provisions (note 15)	173	295
Other accrued liabilities	1,075	910
Payables and accrued liabilities	$ 2,987	$ 3,745